S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 22, 2025
SilverBox Sponsor V LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Stephen M.Kadenacy [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Joseph E.Reece [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Founding Partner
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%